Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital (Tables) [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The number of shares and stated value of the outstanding shares were as follows:

	December 31, 2024		December 31, 2023
	Number of shares	Stated value	Number of shares	Stated value
Telesat Public Shares	14,080,010	$52,742	13,497,501	$44,912
Class C Shares	112,841	6,340	112,841	6,340
	14,192,851	$59,082	13,610,342	$51,252

Telesat Public Shares [Member]
Share Capital (Tables) [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The breakdown of the number of Telesat Public Shares, as at December 31, 2024, was as follows:

Telesat Public shares
Class A Common shares	2,442,921
Class B Variable Voting shares	11,637,089
Total Telesat Public shares	14,080,010

Limited Partnership units [Member]
Share Capital (Tables) [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The number and stated value of the outstanding Limited Partnership units (“LP Units”) of Telesat Partnership LP were as follows:

	December 31, 2024		December 31, 2023
	Number of units	Stated value	Number of units	Stated value
Class A and Class B LP Units	18,321,792	$50,141	18,321,792	$50,141
Class C LP Units	18,098,362	38,893	18,098,362	38,893
	36,420,154	$89,034	36,420,154	$89,034

Class A and Class B LP Units [Member]
Share Capital (Tables) [Line Items]
Schedule of Number of Shares and Stated Value of the Outstanding Shares

The breakdown of the number of Class A and Class B LP units, as at December 31, 2024, was as follows:

Class A and Class B LP Units
Class A LP Units	12,500
Class B LP Units	18,309,292
Total Class A and Class B LP Units	18,321,792